Related Party Transactions (Key Personnel Compensations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Short-term employee benefits	¥ 9,120	¥ 7,561	¥ 5,926
Post-employment benefits	225	159	143
Share-based payments	0	0	505
Total	¥ 9,345	¥ 7,720	¥ 6,574